Organization - Results of Operations of VIEs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 VIEs [Member] USD ($)	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Net Revenues	$ 42,872	259,534	171,527	232,332	$ 30,106	182,255	113,566	169,463
Net income	$ 17,519	106,054	4,243	13,557	$ 3,264	19,759	3,720	39,257